SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Sales	$ 43,978	$ 35,536
Others
Disclosure of products and services [line items]
Sales	9	9
NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	7,385	5,755
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	6,291	4,861
Europe | Operating segments
Disclosure of products and services [line items]
Sales	26,377	19,990
ACIS | Operating segments
Disclosure of products and services [line items]
Sales	3,189	4,170
Mining | Operating segments
Disclosure of products and services [line items]
Sales	727	751
Steel sales
Disclosure of products and services [line items]
Sales	39,517	31,526
Steel sales | Others
Disclosure of products and services [line items]
Sales	0	0
Steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	7,153	5,594
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	5,877	4,588
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	23,720	17,874
Steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	2,767	3,470
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	2,156	2,183
Non-steel sales | Others
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	10	1
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	87	91
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	1,124	861
Non-steel sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	227	490
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	708	740
By-product sales
Disclosure of products and services [line items]
Sales	856	601
By-product sales | Others
Disclosure of products and services [line items]
Sales	0	0
By-product sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	64	43
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	67	52
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	641	439
By-product sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	84	67
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,449	1,226
Other sales | Others
Disclosure of products and services [line items]
Sales	9	9
Other sales | NAFTA | Operating segments
Disclosure of products and services [line items]
Sales	158	117
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	260	130
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	892	816
Other sales | ACIS | Operating segments
Disclosure of products and services [line items]
Sales	111	143
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 19	$ 11